Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	SK Telecom Co., Ltd.
Entity Central Index Key	0001015650
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	212,699,730
Entity File Number	1-14418
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	KR
Entity Address, Address Line One	65, Eulji-ro
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Entity Address, City or Town	Jung-gu
Entity Address, Postal Zip Code	04539
Entity Incorporation, State or Country Code	M5
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Ernst & Young Han Young
Auditor Firm ID	1437
Auditor Location	Seoul, Korea
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	KR
Entity Address, Address Line One	65, Eulji-ro
Entity Address, City or Town	Jung-gu
Entity Address, Postal Zip Code	04539
Contact Personnel Name	Ms. Haejo Chae
Contact Personnel Fax Number	82-2-6100-7830
Local Phone Number	6100-2114
City Area Code	82-2
ADS [Member]
Document Information [Line Items]
Trading Symbol	SKM
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	SKM
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE